Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

Cash and cash equivalents are included in the Consolidated Balance Sheet at amortised cost and are analysed as follows:

	2018 €m	2017 €m
Cash at bank and in hand	814	737

Investments (short-term deposits)	1,532	1,378
Total	2,346	2,115

	2018 €m	2017 €m
Cash at bank and in hand	814	737

Investments (short-term deposits)	1,532	1,378

Cash at bank and in hand reclassified as held for sale	-	20
Total	2,346	2,135